Loans (Details) - Schedule of outstanding balances of loans - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total short-term loan		$ 4,871,795
Less: unamortized debt issuance costs		7,098
Loan due within one year, less unamortized debt issuance costs		4,864,697
Hangzhou United Bank [Member]
Short-term Debt [Line Items]
Total short-term loan	$ 765,967
Maturity Date	Sep. 07, 2021
Effective Interest Rate	5.50%
Collateral/ Guarantee
Haitong International Credit Company Limited [Member]
Short-term Debt [Line Items]
Total short-term loan		$ 4,871,795
Maturity Date		Jan. 10, 2020
Effective Interest Rate		8.6641%
Collateral/ Guarantee		See below